Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 3 – EARNINGS PER SHARE

Share-based payment awards that entitle holders to receive non-forfeitable dividends before vesting are considered participating securities and thus included in the calculation of basic earnings per share. These awards are included in the calculation of basic earnings per share under the two-class method. The two-class method allocates earnings for the period between common shareholders and other participating securities holders. The participating awards receiving dividends will be allocated the same amount of income as if they were outstanding shares.

The following table presents the calculation of basic and diluted earnings per share.

	For the Years Ended December 31,
(Dollars in thousands, except per share data)	2013	2012	2011
Income available to common shareholders	$65,103	$76,395	$53,538
Distributed earnings to unvested restricted stock	(1,206)	(1,443)	(988)

Distributed earnings to common shareholders - basic	63,897	74,952	52,550
Undistributed earnings reallocated to unvested restricted stock	(3)	6	21

Distributed and undistributed earnings to common shareholders - diluted	$63,894	$74,958	$52,571

Weighted average shares outstanding - basic (1)	29,605,088	29,454,084	28,500,420
Weighted average shares outstanding - diluted	29,105,098	28,957,696	28,141,300

Earnings per common share - basic	$2.20	$2.59	$1.88
Earnings per common share - diluted	2.20	2.59	1.87
Earnings per unvested restricted stock share - basic	2.18	2.61	2.04
Earnings per unvested restricted stock share - diluted	2.18	2.60	2.00

(1)	Weighted average basic shares outstanding include 553,016, 552,609, and 484,361 shares of unvested restricted stock for the years ended December 31, 2013, 2012, and 2011, respectively.

Additional information on the Company’s basic earnings per common share is shown in the following table.

	For the Years Ended December 31,
(Dollars in thousands, except per share data)	2013	2012	2011
Distributed earnings to common shareholders	$39,685	$39,349	$38,681
Undistributed earnings to common shareholders	24,212	35,603	13,869

Total earnings to common shareholders	$63,897	$74,952	$52,550

Distributed earnings to unvested restricted stock	$749	$758	$727
Undistributed earnings to unvested restricted stock	457	685	261

Total earnings allocated to unvested restricted stock	$1,206	$1,443	$988

Distributed earnings per common share	$1.37	$1.36	$1.38
Undistributed earnings per common share	0.83	1.23	0.50

Total earnings per common share - basic	$2.20	$2.59	$1.88

Distributed earnings per unvested restricted stock share	$1.35	$1.37	$1.50
Undistributed earnings per unvested restricted stock share	0.83	1.24	0.54

Total earnings per unvested restricted stock share - basic	$2.18	$2.61	$2.04

For the years ended December 31, 2013, 2012, and 2011, the calculations for basic shares outstanding exclude the weighted average shares owned by the Recognition and Retention Plan (“RRP”) of 642,008, 612,097, and 571,262, respectively, and are adjusted for the weighted average shares in treasury stock of 2,223,306, 1,964,825, and 1,300,222, respectively.

The effects from the assumed exercises of 483,696, 752,188, and 542,716 stock options were not included in the computation of diluted earnings per share for years ended December 31, 2013, 2012 and 2011, respectively, because such amounts would have had an antidilutive effect on earnings per common share.